BLACKROCK FUNDS III

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

(each, a “Fund”)

Supplement dated April 1, 2025 to the Statement of Additional Information (“SAI”)

of each Fund, dated April 29, 2024, as amended or supplemented to date

Effective immediately, the following changes are made to each Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Jennifer Hsui, CFA, Paul Whitehead, Matt Waldron, CFA, Peter Sietsema, CFA, and Steven White are the portfolio managers of the Master Portfolios and are jointly and primarily responsible for the day-to-day management of each Master Portfolio.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about the funds and accounts other than the applicable Master Portfolio for which the portfolio managers are jointly and primarily responsible for the day-to-day portfolio management as of December 31, 2023.

Total International ex US Index Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jennifer Hsui, CFA	344 $2.27 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Paul Whitehead	380 $2.34 Trillion	344 $1.03 Trillion	135 $651.96 Billion	0 $0	0 $0	0 $0
Matt Waldron, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Peter Sietsema, CFA*	70 $162.3 Billion	3 $62.57 Million	2 $4.02 Billion	0 $0	0 $0	0 $0
Steven White*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

Large Cap Index Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jennifer Hsui, CFA	344 $2.24 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Paul Whitehead	380 $2.31 Trillion	344 $1.03 Trillion	135 $651.96 Billion	0 $0	0 $0	0 $0
Matt Waldron, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Peter Sietsema, CFA*	70 $162.3 Billion	3 $62.57 Million	2 $4.02 Billion	0 $0	0 $0	0 $0
Steven White*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes Jennifer Hsui’s and Paul Whitehead’s compensation as of December 31, 2023 and Matt Waldron’s, Peter Sietsema’s and Steven White’s compensation as of December 31, 2024.

The last sentence of sub-section entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of Messrs. Whitehead, Waldron, Sietsema, and White and Ms. Hsui is not measured against a specific benchmark.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

As of December 31, 2023, the listed portfolio managers of each Master Portfolio beneficially owned shares of the Funds in amounts reflected in the following table:

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities Beneficially Owned
Jennifer Hsui, CFA	Total International Index Fund Large-Cap Index Fund	None None
Paul Whitehead	Total International Index Fund Large-Cap Index Fund	None None
Matt Waldron, CFA*	Total International Index Fund Large-Cap Index Fund	None None
Peter Sietsema, CFA*	Total International Index Fund Large-Cap Index Fund	None None
Steven White*	Total International Index Fund Large-Cap Index Fund	None None

*	Information provided is as of December 31, 2024.

Shareholders should retain this Supplement for future reference.

SAI-LCI-TI-0425SUP

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